COMMON SHARES - Public Offering and Subscription Receipts (Details) CAD / shares in Units, CAD in Millions, $ in Billions			1 Months Ended	12 Months Ended
	Nov. 16, 2016 CAD CAD / shares shares	Nov. 16, 2016 USD ($) shares	Apr. 30, 2016 shares	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD	Apr. 01, 2016 CAD CAD / shares shares
Class of Stock [Line Items]
Issued under public offerings (in shares) | shares	60,200,000	60,200,000
Sale of stock, price per share (in USD per share) | CAD / shares	CAD 58.50
Common shares issued, net of issue costs | CAD	CAD 3,500			CAD 7,747	CAD 27	CAD 47
Subscription receipt (in shares) | shares							96,600,000
Share price (in CAD per share) | CAD / shares							CAD 45.75
Common stock, value, subscriptions | CAD							CAD 4,400
Common stock subscriptions, number of common shares issuable per subscription | shares			1
Bridge facility, floating rates
Class of Stock [Line Items]
Proceeds from lines of credit | $		$ 6.9
Interest Expense
Class of Stock [Line Items]
Dividend equivalent payments recorded as interest expense | CAD				CAD 109